Loans and Allowance for Credit Losses, 90 Days Past Due and Still Accruing (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	$ 23,245	$ 22,569
FHA Insured/VA Guaranteed [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	20,745	19,240
Student Loans under FFELP [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	1,065	1,281
Total Consumer [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	1,100	1,500
Total, not government insured/guaranteed [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	1,435	2,048
Total, not government insured/guaranteed [Member] | Commercial and Industrial Loans [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	47	153
Total, not government insured/guaranteed [Member] | Commercial Real Estate Mortgage [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	228	256
Total, not government insured/guaranteed [Member] | Commercial Real Estate Construction [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	27	89
Total, not government insured/guaranteed [Member] | Foreign Loans [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	1	6
Total, not government insured/guaranteed [Member] | Total Commercial [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	303	504
Total, not government insured/guaranteed [Member] | Real estate 1-4 family first mortgage [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	564	781
Total, not government insured/guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	133	279
Total, not government insured/guaranteed [Member] | Credit Card [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	310	346
Total, not government insured/guaranteed [Member] | Other revolving credit and installment [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	125	138
Total, not government insured/guaranteed [Member] | Total Consumer [Member]
90 days Past Due and Still Accruing Loans [Abstract]
90 days past due and still accruing	$ 1,132	$ 1,544